TRANSACTIONS WITH RELATED PARTIES - Compensation of Key Management Personnel (Detail) - Individual	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Total	207	179
Regular Directors
Disclosure of transactions between related parties [line items]
Total	114	88
General Manager
Disclosure of transactions between related parties [line items]
Total	1	1
Area and department Managers
Disclosure of transactions between related parties [line items]
Total	92	90